Non Current Assets and Disposal Groups for Sale (Tables)	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of Non-Current Assets Held for Sales
The non-current assets held for sales is as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Assets received or awarded in lieu of payment
Assets received in lieu of payment	24,512	22,437
Assets awarded at judicial sale	59,435	41,134
Provision on assets received in lieu of payment or awarded	(6,080)	–
Subtotal	77,867	63,571
Non current assets held for sale
Fixed assets	29,003	–
Assets recovered from leasing for sale	7,130	8,058
Subtotal	36,133	8,058

Total	114,000	71,629